Consolidated Condensed Interim Statement of Loss and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		33 Months Ended	36 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Expenses
Research and development	$ 631,947	$ 254,374	$ 41,657	$ 1,550,490	$ 1,051,139	$ 2,643,286	$ 3,275,234
General and administrative	920,377	167,791	67,599	1,154,604	241,802	1,464,005	2,384,381
Operating expenses, total	1,552,324	422,165	109,256	2,705,094	1,292,941	4,107,291	5,659,615
Other (loss) income
Change in fair value of derivative liability	2,543,574			(318,502)		(318,502)	2,225,072
Issuance of shares to Valent for future royalty reduction	598,000						598,000
Derivative issue costs	2,713,220			24,742		24,742	2,737,962
Foreign exchange gain	(3,754)	(12,494)	(497)	(18,492)	18,137	(852)	(4,606)
Interest expense	1,955	1,864		7,521	21,933	29,454	31,409
Other (loss) income, total	5,852,995	(10,630)	(497)	(304,731)	40,070	(265,158)	5,587,837
Net loss for the period	7,405,319	411,535	108,759	2,400,363	1,333,011	3,842,133	11,247,452
Basic and diluted loss per share (in dollars per share)	$ (0.30)	$ (0.03)	$ (0.02)	$ (0.18)	$ (0.16)
Weighted average number of shares (in shares)	24,316,325	12,561,353	6,145,688	13,232,349	8,527,466
Comprehensive loss
Net loss	7,405,319	411,535	108,759	2,400,363	1,333,011	3,842,133	11,247,452
Recapitalization loss on Reverse Acquisition							3,731,684
Net Loss and Recapitalization Loss On Reverse Acquisition, total	7,405,319	411,535	108,759	2,400,363	1,333,011	3,842,133	14,979,136
Other comprehensive (loss) income
Translation to US dollar presentation currency		3,808	(1,588)	21,121	(40,711)	(21,178)	(21,178)
Comprehensive loss	$ 7,405,319	$ 415,343	$ 107,171	$ 2,421,484	$ 1,292,300	$ 3,820,955	$ 14,957,958